DEBT (Details Narrative) - USD ($)																								1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 01, 2021	Aug. 30, 2021	Aug. 25, 2021	Aug. 23, 2021	Aug. 20, 2021	Aug. 19, 2021	Jun. 16, 2021	Jun. 11, 2021	Jun. 11, 2021	Apr. 14, 2021	Apr. 14, 2021	Mar. 10, 2021	Mar. 10, 2021	Feb. 19, 2021	Nov. 25, 2020	Aug. 07, 2020	Jun. 18, 2020	Jun. 18, 2020	Jun. 07, 2020	Jun. 04, 2020	Apr. 29, 2020	Dec. 20, 2018	Nov. 20, 2018	Sep. 30, 2021	Aug. 19, 2021	Aug. 31, 2021	Aug. 27, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020	Oct. 01, 2021	Sep. 17, 2021	Sep. 15, 2021	Jul. 15, 2021	May 15, 2021	Apr. 30, 2021	Feb. 28, 2021	Jul. 02, 2020	May 12, 2020
Short-term Debt [Line Items]
Original issue discount																										$ 2,394,343			$ 947,873	$ 25,180
Number of common stock issued					82,500																									123,000
Stock Issued During Period, Value, Conversion of Convertible Securities																		$ 100,000
Additional Paid in Capital																										21,233,531			16,708,762	$ 11,132,103
Interest Expense																										659,696		$ 154,128	$ 1,399,598	$ 32,472
Subsequent Event [Member]
Short-term Debt [Line Items]
Number of common stock issued																											42,000
Common Stock [Member]
Short-term Debt [Line Items]
Number of common stock issued																												2,976	48,396	15,625
Holder [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																										90,909
Repayment of debt																										225,000
Original issue discount																										903,588
Interest expense																										287,330
Guaranteed Interest Contracts																										109,091
[custom:AmendmentFee-0]																										25,000
FirstFire Global Oppurtunities Fund, LLC [Member] | Warrant [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants issued																															40,000	40,000
FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member] | June FirstFire Warrant [Member]
Short-term Debt [Line Items]
Warrants issued								593,750	593,750
Warrant exercise price								$ 10.73	$ 10.73
Warrants and Rights Outstanding, Term								3 years	3 years
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Original issue discount												$ 56,000	$ 56,000
Proceeds from issuance of debt													$ 504,000
Debt conversion price												$ 11.50	$ 11.50
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate								12.00%	12.00%
Debt maturity date									Jun. 10, 2023
Principal amount of debt instrument								$ 1,266,666	$ 1,266,666
Original issue discount								$ 126,666	126,666
Proceeds from issuance of debt									$ 1,140,000
Description of payment terms									the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Warrants issued								593,750	593,750
Warrant exercise price								$ 10.73	$ 10.73
Debt conversion price								$ 11.50	$ 11.50
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																12.00%
Debt maturity date																Aug. 07, 2021
Principal amount of debt instrument																$ 333,333
Repayment of debt																333,333
Original issue discount																$ 33,333
Number of common stock issued																4,167
Debt description																Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Short-term Debt [Line Items]
Repayment of debt																$ 300,000
Maxim Group LLC [Member]
Short-term Debt [Line Items]
Repayment of debt			$ 500,000
Number of common stock issued		20,000
Gain (Loss) on Extinguishment of Debt			$ 1,759,969
Maxim [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Restricted shares issued to purchase common stock	82,500
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Repayment of debt																									$ 500,000
Description of payment terms																									the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Restricted shares issued to purchase common stock																									20,000
Warrants issued						365,000																			365,000
Warrant exercise price						$ 13.00																			$ 13.00
Polar Asset Management Partners Inc [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																													490,000
K 2 Principal Fund L P [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																													220,000
GS Capital Partners, LLC [Member] | GS SPA [Member] | GS Warrant [Member]
Short-term Debt [Line Items]
Warrants issued							156,250
Warrant exercise price							$ 10.73
Warrants and Rights Outstanding, Term							3 years
Jefferson Street Capital, LLC [Member] | Jefferson SPA [Member] | Jefferson Warrant [Member]
Short-term Debt [Line Items]
Warrants issued				156,250
Warrant exercise price				$ 10.73
Warrants and Rights Outstanding, Term				3 years
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																					10.00%
Debt maturity date																					Oct. 29, 2020
Principal amount of debt instrument																					$ 152,000
Repayment of debt																					152,500
Original issue discount																					2,500
Debt exchange																					$ 150,000
Remaining unpaid principal amount percentage																					135.00%
Interest repaid																																						$ 15,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																													35.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Short-term Debt [Line Items]
Number of common stock issued																					1,250
Debt description																					In the event the average of the three volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Harbor Gates Note [Member]
Short-term Debt [Line Items]
Variable conversion price of common stock description																													The “Variable Conversion Price” will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company’s common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Kaplan Promissory Note [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																																							$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																							3.00%
Principal amount of debt instrument																														$ 64,728									$ 90,000
Equity method investment, ownership percentage																													10.00%										5.00%
Debt instrument, effective interest percentage																																							10.00%
June 18, 2020 Convertible Note [Member]. | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																	$ 550,000	550,000
Repayment of debt																	550,000
Original issue discount																	$ 55,000	$ 55,000
Number of common stock issued																	6,875
Debt description																	Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note.
Proceeds from equity																	$ 2,000,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate															12.00%
Debt maturity date															Nov. 23, 2021
Principal amount of debt instrument															$ 750,000
Repayment of debt															750,000
Original issue discount															75,000
Partial repayment of principal and interest																	198,375
Proceeds from issuance of debt															441,375
Origination fees															35,250
Interest expense																	$ 90,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Short-term Debt [Line Items]
Original issue discount															$ 157,438
Number of common stock issued															375,000
Debt description															Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this cure period shall not apply to certain events of default as set forth in the November Amortization Note), the November Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the November Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the November Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Febraury 2021 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate														12.00%
Debt maturity date														Feb. 19, 2022
Principal amount of debt instrument														$ 1,650,000
Repayment of debt														1,650,000
Original issue discount														$ 165,000
Number of common stock issued														10,000
Debt description														The Company is required to make an interim payment to the Holder in the amount of $363,000, on or before August 19, 2021, towards the repayment of the balance of the Note. Currently the Company and the Holder have agreed to extend the terms of this payment. The extension provides that the Company paid $100,000 to the Holder by the interim payment date and has agreed to pay an additional $100,000 upon the completion of a new debt deal that is anticipated to close by September 1, 2021 and the Company has agreed to pay $163,000 to the Holder
Equity method investment, ownership percentage														4.99%
Partial repayment of principal and interest														$ 363,000
Proceeds from issuance of debt														$ 1,485,000
Debt conversion price														$ 11.50
Febraury 2021 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Partial repayment of principal and interest																								$ 100,000
Additional Repayment of Long Term Debt Principal and Interest																								100,000
Febraury 2021 Convertible Note [Member] | Holders [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																					50.00%
Febraury 2021 Convertible Note [Member] | Holder [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Partial repayment of principal and interest																								$ 163,000
Febraury 2021 Convertible Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument												$ 560,000	$ 560,000
Febraury 2021 Convertible Note [Member] | 03/02/2021 [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Number of common stock issued												3,394
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member]
Short-term Debt [Line Items]
Repayment of debt						$ 500,000
Warrants issued						365,000																			365,000
Warrant exercise price						$ 13.00																			$ 13.00
Debt Instrument, Convertible, Terms of Conversion Feature						upon the satisfaction of the following obligations: (i) the Company’s payment of $
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Short-term Debt [Line Items]
Number of common stock issued																				85,905
Stock Issued During Period, Value, Conversion of Convertible Securities																				$ 100,000		$ 1,000,000
Debt conversion price																						$ 1.93
Debt Instrument, Convertible, Terms of Conversion Feature																						automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company’s common stock in the five trading days prior to the notice of conversion and $0.50
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Restricted Stock [Member]
Short-term Debt [Line Items]
Number of common stock issued						20,000
Series A-2 Exchange Convertible Note [Member] | Maxim Note [Member]
Short-term Debt [Line Items]
Debt description																	parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underlying the Series A-2 Note shall be limited to
Maxim Note [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																	10.00%	10.00%
Debt description																	parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underlying the Series A-2 Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Series A-2 Note was extended to December 31, 2020, (iii) the principal amount of the Series A-2 Note was increased by $100,000 and (iv) the conversion price was reduced from $15.44 ($1.93 pre-reverse split) to $9.20 ($1.15 pre-reverse split).
Series A Two Note One [Member]
Short-term Debt [Line Items]
Debt description										The maturity date of the Series A-2 Note is extended to October 15, 2021.
Series A Two Note Two [Member]
Short-term Debt [Line Items]
Debt description										The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021.
Series A Two Note Three [Member]
Short-term Debt [Line Items]
Debt description										The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Four [Member]
Short-term Debt [Line Items]
Debt description										The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Five [Member]
Short-term Debt [Line Items]
Debt description										If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000.
Series A Two Note Six [Member]
Short-term Debt [Line Items]
Debt description										If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021.
Series A Two Note Seven [Member]
Short-term Debt [Line Items]
Debt description										The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.
Secured Demand Promissory Note [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																							$ 1,800,000
Underwriter fees																							$ 20,000
Accrued interest rate of debt instrument														125.00%									125.00%
Description of debt instrument priority terms																													The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																							8.00%
Secured Demand Promissory Note [Member] | May 21, 2019, through August 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																							12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																							15.00%
Secured Demand Promissory Note [Member] | August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																							12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																							18.00%
Secured Demand Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument												125.00%
Jefferson Note [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument				$ 333,333
Original issue discount				274,239
Interest repaid				20,000
Additional Paid in Capital				$ 205,905
Interest Expense																										685
Debt instruments unamortized discount																										59,779
Series A-2 Note [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument										$ 50,000	$ 50,000
Cumulative increase principal amounts		$ 350,000
Tranches Description											The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.
Series A-2 Note [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																																		$ 100,000	$ 50,000	$ 50,000
Series A-2 Note [Member] | Common Stock [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument																																	$ 100,000
Series A-1 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt conversion price																	$ 9.20	$ 9.20
Series A-1 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt conversion price																	$ 15.44	$ 15.44
03/02/2021 [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate												12.00%	12.00%
Debt maturity date												Mar. 10, 2022
Principal amount of debt instrument												$ 560,000	$ 560,000
Repayment of debt																			$ 365,000
Original issue discount												$ 56,000	$ 56,000
Equity method investment, ownership percentage												499.00%	499.00%
Partial repayment of principal and interest												$ 123,200
Proceeds from issuance of debt												130,606
Origination fees												$ 8,394
FirstFire Note[Member]
Short-term Debt [Line Items]
Principal amount of debt instrument								$ 1,266,667	$ 1,266,667
Original issue discount								1,266,667	1,266,667																	419,468
Interest repaid								76,000	76,000
Additional Paid in Capital								$ 1,053,999	$ 1,053,999
Interest Expense																										140,548
Debt instruments unamortized discount																										140,548
Recognized debt discount																										65,533
June FirstFire Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate								12.00%	12.00%
Debt maturity date								Jun. 10, 2023
Principal amount of debt instrument								$ 1,266,666	$ 1,266,666
Repayment of debt								1,266,666
Original issue discount								$ 126,666	$ 126,666
Number of common stock issued								11,875
Equity method investment, ownership percentage								4.99%	4.99%
Proceeds from issuance of debt								$ 1,140,000
Debt conversion price								$ 11.50	$ 11.50
Accrued interest rate of debt instrument								125.00%
GS Promissory Note [Member] | GS Capital Partners, LLC [Member] | GS SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate							12.00%
Debt maturity date							Jun. 10, 2023
Principal amount of debt instrument							$ 333,333
Repayment of debt							300,000
Original issue discount							$ 33,333
Number of common stock issued							3,125
Equity method investment, ownership percentage							4.99%
Proceeds from issuance of debt							$ 300,000
Debt conversion price							$ 11.50
Accrued interest rate of debt instrument							125.00%
GS Note [Member]
Short-term Debt [Line Items]
Principal amount of debt instrument							$ 333,333
Original issue discount							333,333
Interest repaid							20,000
Additional Paid in Capital							$ 280,000
Interest Expense																										34,703
Debt instruments unamortized discount																										$ 34,703
Jefferson Promissory Note [Member] | Jefferson Street Capital, LLC [Member] | Jefferson SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate				12.00%
Debt maturity date				Aug. 23, 2023
Principal amount of debt instrument				$ 333,333
Repayment of debt				300,000
Original issue discount				$ 33,333
Number of common stock issued				3,125
Equity method investment, ownership percentage				4.99%
Proceeds from issuance of debt				$ 300,000
Debt conversion price				$ 11.50
Accrued interest rate of debt instrument				125.00%